Exhibit 99.1

EXECUTIVE SUMMARY

VERIFICATION AGENT REVIEW

September 29th, 2023

STRIKE 2023-02

OVERVIEW

Consolidated Analytics, Inc. (“Consultant”), a third-party provider of due diligence and verification agent related services, performed the review described below on behalf of its client, Strike Acceptance (“Strike”). The review included a total of 250 auto loans representing a 7.58% sample by unit count of a total 3,297 auto loan contracts. The review was completed in September of 2023.

SCOPE OF REVIEW

Consultant was engaged as an independent third-party provider of due diligence services of auto loans. The scope of Consultant’s review is described in detail below (the “Services”). These Services were designed to validate that the loans reviewed reflected consistent and accurate data in the loan files as was provided in the loan tape. The review was not intended to re-underwrite loans to the loan originator’s guidelines.

Service:	Service Description:
Data Verification

(a)   Sampling: a random sample of 250 loans was selected by Strike, representing a 7.58% sample by unit count and 7.72% by original principal balance

(b)   Documentation: Each auto loan file was reviewed to determine whether a complete and final loan agreement was present and executed by the required parties

(c)   Data Integrity: A data capture and review of the loan agreements was performed to identify any discrepancies within the loan schedule data. Data fields subject to Data Integrity analysis included in the following Data Field Validation List

DATA FIELD VALIDATION LIST

Loan Details	Loan Terms	Vehicle Details
Dealer	Amount Financed	Vehicle Type

Dealer State	Loan Term (months)	Vehicle Year

Cash Down	Annual Percentage Rate (APR)	Vehicle Make

Net Trade-in Value	1st Payment Date	Vehicle Model

Gap Contract Value	Initial Monthly Payment	VIN

Service Contract Value	Contract State	Mileage

Contract Date

SUMMARY OF RESULTS

Untested Data: Through the course of review, the data fields below were unable to be tested at the rate and frequency specified in the table. The inability to test the below data fields was the result of the related target data being unavailable in certain forms of loan agreements which vary by state and lender. Through discussion with Strike, the parties concluded that the additional cost and time that would be associated with pursuing further review of these additional data fields was not warranted, given that this data was not generally material and/or relevant to an analysis of the loans, and could be confirmed independently from Consultant’s review, if necessary.

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Data Field	Untested Count	Untested Rate	Affected OPB	% of OPB
Mileage	56	22.40%	$989,722.70	21.47%

Confirmed Data: The scope of review was able to confirm the data at the rate and frequency specified below as within the bounds of the allowed tolerances as specified in the table.

Data Field	Confirmed Count	Confirmed Rate	Affected OPB	% of OPB	Applied Tolerance
Dealer	248	99.20%	$4,584,071.82	99.45%	Abbreviations and Typos
Dealer State	249	99.60%	$4,574,433.52	99.24%	None
Contract State	250	100.00%	$4,609,264.39	100.00%	None
Amount Financed	250	100.00%	$4,609,264.39	100.00%	None
Loan Term	250	100.00%	$4,609,264.39	100.00%	None
APR	249	99.60%	$4,589,822.38	99.58%	None
Contract Date	250	100.00%	$4,609,264.39	100.00%	None
1st Pay Date	250	100.00%	$4,609,264.39	100.00%	None
Vehicle Type	250	100.00%	$4,609,264.39	100.00%	None
Vehicle Year	250	100.00%	$4,609,264.39	100.00%	None
Make	250	100.00%	$4,609,264.39	100.00%	Abbreviations and Typos
Model	250	100.00%	$4,609,264.39	100.00%	Abbreviations and Typos
VIN	250	100.00%	$4,609,264.39	100.00%	None
Mileage	193	77.20%	$3,600,850.56	78.12%	1,000 miles
Cash Down	247	98.80%	$4,545,347.58	98.61%	None
Payment Test	250	100.00%	$4,609,264.39	100.00%	None
Net Trade	250	100.00%	$4,609,264.39	100.00%	None
GAP Contract	249	99.60%	$4,594,738.05	99.68%	None
Service Contract	250	100.00%	$4,609,264.39	100.00%	None

Variance Data: Upon review of supporting data and documents and the data reflected in the table below was identified as having a variance from the tape date outside of acceptable tolerance limits. The table below represents the rate and frequency at which these data discrepancies were identified within the sample population:

Data Field	Variance Count	Variance Rate	Affected OPB	% of OPB	Applied Tolerance
Dealer	2	0.80%	$25,192.57	0.55%	Abbreviations and Typos
Dealer State	1	0.40%	$34,830.87	0.76%	None
APR	1	0.40%	$19,442.01	0.42%	None
Mileage	1	0.40%	$18,691.13	0.41%	1,000 miles
Cash Down	3	1.20%	$63,916.81	1.39%	None
GAP Contract	1	0.40%	$14,526.34	0.32%	None

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EXECUTIVE SUMMARY

VERIFICATION AGENT REVIEW

November 7th, 2023

STRIKE 2023-02

OVERVIEW

Consolidated Analytics, Inc. (“Consultant”), a third-party provider of due diligence and verification agent related services, performed the review described below on behalf of its client, Strike Acceptance (“Strike”). The review included a total of 350 auto loans representing a 10.62% sample by unit count of a total 3,297 auto loan contracts. The review was completed in September and October of 2023.

SCOPE OF REVIEW

Consultant was engaged as an independent third-party provider of due diligence services of auto loans. The scope of Consultant’s review is described in detail below (the “Services”). These Services were designed to validate that the loans reviewed reflected consistent and accurate data in the loan files as was provided in the loan tape. The review was not intended to re-underwrite loans to the loan originator’s guidelines.

Service:	Service Description:
Data Verification

(a)   Sampling: A random sample of 250 loans was selected by Strike and supplemented by an expanded random sample of 100 loans selected by Consolidated Analytics. The combined samples represent a 10.62% (350 loans) sample by unit count of the 3,297 loan total population and 10.67% sample ($6,370,799.59) of $59,684,080.41 in original principal balance.

(b)   Documentation: Each auto loan file was reviewed to determine whether a complete and final loan agreement was present and executed by the required parties

(c)   Data Integrity: A data capture and review of the loan agreements was performed to identify any discrepancies within the loan schedule data. Data fields subject to Data Integrity analysis included in the following Data Field Validation List

DATA FIELD VALIDATION LIST

Loan Details	Loan Terms	Vehicle Details
Dealer	Amount Financed	Vehicle Type
Dealer State	Loan Term (months)	Vehicle Year
Cash Down	Annual Percentage Rate (APR)	Vehicle Make
Net Trade-in Value	1st Payment Date	Vehicle Model
Gap Contract Value	Initial Monthly Payment	VIN
Service Contract Value	Contract State	Mileage
Contract Date

SUMMARY OF RESULTS

Untested Data: Through the course of review, the data fields below were unable to be tested at the rate and frequency specified in the table. The inability to test the below data fields was the result of the related target data being unavailable in certain forms of loan agreements which vary by state and lender. Through discussion with Strike, the parties concluded that the additional cost and time that would be associated with pursuing further review of these additional data fields was not warranted, given that this data was not generally material and/or relevant to an analysis of the loans, and could be confirmed independently from Consultant’s review, if necessary.

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Data Field	Untested Count	Untested Rate	Affected OPB	% of OPB
Mileage	76	21.71%	$1,339,939.05	21.71%

Confirmed Data: The scope of review was able to confirm the data at the rate and frequency specified below as within the bounds of the allowed tolerances as specified in the table.

Data Field	Confirmed Count	Confirmed Rate	Affected OPB	% of OPB	Applied Tolerance
Dealer	345	98.57%	$6,304,515.04	98.96%	Abbreviations and Typos
Dealer State	349	99.71%	$6,335,968.72	99.45%	None
Contract State	350	100.00%	$6,370,799.59	100.00%	None
Amount Financed	350	100.00%	$6,370,799.59	100.00%	None
Loan Term	350	100.00%	$6,370,799.59	100.00%	None
APR	349	99.71%	$6,351,357.58	99.69%	None
Contract Date	350	100.00%	$6,370,799.59	100.00%	None
1st Pay Date	350	100.00%	$6,370,799.59	100.00%	None
Vehicle Type	350	100.00%	$6,370,799.59	100.00%	None
Vehicle Year	350	100.00%	$6,370,799.59	100.00%	None
Make	350	100.00%	$6,370,799.59	100.00%	Abbreviations and Typos
Model	350	100.00%	$6,370,799.59	100.00%	Abbreviations and Typos
VIN	350	100.00%	$6,370,799.59	100.00%	None
Mileage	272	77.71%	$4,995,911.41	78.42%	1,000 miles
Cash Down	346	98.86%	$6,290,252.14	98.74%	None
Payment Test	350	100.00%	$6,370,799.59	100.00%	None
Net Trade	350	100.00%	$6,370,799.59	100.00%	None
GAP Contract	349	99.71%	$6,356,273.25	99.77%	None
Service Contract	349	99.71%	$6,355,498.46	99.76%	None

Variance Data: Upon review of supporting data and documents and the data reflected in the table below was identified as having a variance from the tape date outside of acceptable tolerance limits. The table below represents the rate and frequency at which these data discrepancies were identified within the sample population:

Data Field	Variance Count	Variance Rate	Affected OPB	% of OPB	Applied Tolerance
Dealer	5	1.43%	$66,284.55	1.04%	Abbreviations and Typos
Dealer State	1	0.29%	$34,830.87	0.55%	None
APR	1	0.29%	$19,442.01	0.31%	None
Mileage	2	0.57%	$34,949.13	0.55%	1,000 miles
Cash Down	4	1.14%	$80,547.45	1.26%	None
GAP Contract	1	0.29%	$14,526.34	0.23%	None
Service Contract	1	0.29%	$15,301.13	0.24%	None

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